FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period		$ 19	$ 262
Total gains or losses
Included in earnings			12
Included in other comprehensive income (loss)		8	7
Purchases, issuances and settlements			(262)
Balance at end of period		27	19
Changes in unrealized gains (losses) relating to assets at the end of the period, included in earnings			12
Total net gains included in earnings			12
Changes in unrealized gains relating to assets at the end of the period, included in other comprehensive income	(24)	8	7
Changes in unrealized gains relating to assets at the end of the period, included in interest expense			12
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	(5)	19
Total gains or losses
Included in earnings			12
Included in other comprehensive income (loss)	24	8	7
Balance at end of period	19	27	19
Changes in unrealized gains (losses) relating to assets at the end of the period, included in earnings			12
Realized Interest in Securitized Receivables
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period			262
Total gains or losses
Purchases, issuances and settlements			$ (262)